Segmented Information (Tables)	3 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of external revenues by geographical location [Table Text Block]
Three months ended June 30, 2025	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total

Revenue from digital currency mining	$-	$-	$-	$-	$-	$40,797	$40,797
High performance computing hosting	-	-	-	-	-	4,814	4,814
	$-	$-	$-	$-	$-	$45,611	$45,611

Three months ended June 30, 2024	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total

Revenue from digital currency mining	$-	$-	$-	$-	$-	$29,636	$29,636
High performance computing hosting	-	-	-	-	-	2,605	2,605
	$-	$-	$-	$-	$-	$32,241	$32,241

Schedule of plant and equipment by geographical location [Table Text Block]
June 30, 2025	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total

Plant and equipment	$204,431	$22,186	$93,783	$-	$-	$-	$320,400
Right of use asset	3,110	2,203	-	-	-	27	5,340
	$207,541	$24,389	$93,783	$-	$-	$27	$325,740

March 31, 2025	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total

Plant and equipment	$101,311	$25,953	$75,581	$-	$-	$3	$202,848
Right of use asset	2,918	2,588	-	-	-	40	5,546
	$104,229	$28,541	$75,581	$-	$-	$43	$208,394